Investments - Summary of Break Down of Long Term Investments (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule of Investments [Line Items]
Equity method investments	¥ 24,800	$ 3,900	¥ 24,100
Total long-term investments	67,332	10,566	76,233
Long Term Investments
Schedule of Investments [Line Items]
Equity investments at fair value with readily determinable fair value	16,375	2,570	12,978
Equity investments without readily determinable fair value	11,745	1,843	24,603
Available-for-sale debt investment	2,262	355	2,607
Equity method investments	24,808	3,893	24,067
Investments accounted for at fair value	4,228	663	2,238
Long-term held-to-maturity investments	7,914	1,242	9,740
Total long-term investments	¥ 67,332	$ 10,566	¥ 76,233